Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted (Detail)	12 Months Ended
	Mar. 31, 2012 Year		Mar. 31, 2011 Year		Mar. 31, 2010 Year
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	1.08%		1.60%		2.08%
Expected lives	6.77		6.64		6.49
Expected volatility	36.88%	[1]	35.74%	[1]	33.70%	[1]
Expected dividends	1.85%		0.83%		0.99%

[1]	Expected volatility was based on the historical volatilities of Sony Corporation's common stock over the expected life of the stock acquisition rights.